Fair Value Measurement of Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Fair Value Measurement of Financial Instruments
23	FAIR VALUE MEASUREMENT OF FINANCIAL INSTRUMENTS

	Financial assets at fair value through other comprehensive income(“FVOCI”) ( i)	Financial assets at fair value through profit or loss (“FVPL”) (ii)
	Million	Million
As of December 31, 2018
-Current portion	—	76,425
-Non-current portion	587	501

	587	76,926
Addition	—	161,343
Maturity	—	(129,505)
Fair value gains recognized in profit or loss	—	5,495
Fair value losses recognized in other comprehensive income, before tax	(74)	—

As of December 31, 2019	513	114,259
Less: Current portion	—	(114,259)

Non-current portion	513	—

Note:

(i)
The category of FVOCI is primarily the equity investments in listed companies that are not held for trading. The equity investments represent the Group’s investments in other companies at fair values (mainly level 1: quoted price (unadjusted) in active markets) through other comprehensive income as of December 31, 2018 and 2019.

(ii)
The category of FVPL mainly comprises WMPs offered by various financial institutions in China amounting to RMB103,328 million and the Group’s investment in the convertible bonds issued by SPD Bank (“CB”) amounting to RMB9,928 million. All the WMPs will mature within one year with variable return rates indexed to the performance of underlying assets. As of December 31, 2019 and 2018, they were measured at fair values (level 3: inputs for the assets or liabilities that are not based on observable market data (that is unobservable inputs)). The fair values were determined based on cash flow discounted assuming the expected return will be obtained upon maturity. The CB was acquired by Guangdong Mobile, a wholly-owned subsidiary of the Company in October 2019 at a purchase consideration of RMB9,085 million upon SPD Bank publicly issued the instruments. The CB have been listed for trading and can be converted into equity shares of SPD Bank from May 4, 2020 to October 27, 2025. The CB were measured at the fair value as level 1 of fair value hierarchy.

There were no transfers between the levels of fair value hierarchy for the year ended December 31, 2018 and 2019.